Filed electronically with the Securities and Exchange Commission on January 17, 2025.

1933 Act File No. 002-36238

1940 Act File No. 811-02021

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 212	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 196

DEUTSCHE DWS SECURITIES TRUST (Exact Name of Registrant as Specified in Charter)

875 Third Avenue, New York, NY 10022-6225 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

John Millette

Vice President and Secretary

Deutsche DWS Securities Trust

100 Summer Street

Boston, MA 02110-2146

(Name and Address of Agent for Service)

Copy to:

John S. Marten

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601-1104

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
| X|	On February 14, 2025 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)
|__|	On _______________ pursuant to paragraph (a)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| X |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 208 to its Registration Statement until February 14, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 208 under the Securities Act of 1933 and Amendment No. 192 under the Investment Company Act of 1940, filed on September 11, 2024, are incorporated by reference herein.

The effectiveness of Post-Effective Amendment No. 208 to the Registrant’s Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933 as follows:

Post-Effective Amendment No.	Date Filed	Automatic Effective Date
210	November 26, 2024	December 31, 2024
211	December 20, 2024	January 30, 2025

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 16th day of January 2025.

DEUTSCHE DWS SECURITIES TRUST

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	January 16, 2025

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	January 16, 2025

/s/Jennifer S. Conrad
Jennifer S. Conrad*	Trustee	January 16, 2025

/s/Mary Schmid Daugherty
Mary Schmid Daugherty*	Trustee	January 16, 2025

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	January 16, 2025

/s/Chad D. Perry
Chad D. Perry*	Trustee	January 16, 2025

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	January 16, 2025

/s/Catherine Schrand
Catherine Schrand*	Trustee	January 16, 2025

*By:

/s/Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 180, as filed on September 27, 2018 to the Registration Statement and incorporated herein by reference to Post-Effective Amendment No. 211, as filed on December 20, 2024 to the Registration Statement.